INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current
Federal
Valuation allowance
Total
Deferred
Federal						(1,301,486)	543,682
State						(700,900)	(287,649)
Subtotal						(2,002,386)	256,033
Valuation allowance						2,002,386	(256,033)
Total
Total
Federal						(1,301,486)	543,682
State						(700,900)	(287,649)
Subtotal						(2,002,386)	256,033
Valuation allowance						2,002,386	(256,033)
Total
Big Token, Inc. [Member]
Current
Federal						421,540	44,021
Valuation allowance						(421,540)	(44,021)
Total
Total
Total